Net Loss Per Share of Common Stock (Details) - Schedule of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Net Loss Per Share [Line Items]
Common stock issuable conversion	30,552,604	30,908,215
Common Stock Options [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Common stock issuable conversion	782,499	1,138,110
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Common stock issuable conversion	27,920,467	27,920,467
Convertible Preferred Warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Common stock issuable conversion	1,849,638	1,849,638